Significant accounting policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011 item	Jun. 30, 2012
Segment and geographic information
Number of operating segments				1
Number of geographic segments				1
Convertible preferred stock, par value (in dollars per share)				$ 0.001
Net loss per share
Net loss applicable to common stockholders (in dollars)	$ (3,234)	$ (410)	$ (6,200)	$ (2,725)	$ (8,925)
Weighted average number of common shares used in net loss per share applicable to common stockholders-basic and diluted	1,548	526	1,469	909	1,137
Net loss per share applicable to common stockholders-basic and diluted (in dollars per share)	$ (2.09)	$ (0.78)	$ (4.22)	$ (3.00)	$ (7.84)
Series A convertible preferred stock
Net loss per share
Amounts excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in shares)	3,065		3,065	3,065	3,065
Outstanding stock options
Net loss per share
Amounts excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in shares)	687		687	618	687